DEPOSIT FOR NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
DEPOSIT FOR NON-CURRENT ASSETS [Abstract]
Schedule of Deposit for Non-current Assets
	As of December 31,
	2013	2014
	US$	US$

Buildings	38,140	85,722
Land use rights	-	793

Total	38,140	86,515